VIRTUS LOW DURATION INCOME FUND
Virtus Low Duration Income Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS LOW DURATION INCOME FUND		Class A	Class C	Class I
Management Fees		0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fee		none	none	0.05%
Remainder of Other Expenses		0.34%	0.34%	0.34%
Total Other Expenses		0.34%	0.34%	0.39%
Total Annual Fund Operating Expenses		1.14%	1.89%	0.94%
Less: Expense Reimbursement	[1]	(0.39)	(0.39)	(0.39)
Less: Fee Waiver				(0.05)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.75%	1.50%	0.50%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares and 0.55% for Class I Shares through April 30, 2016. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[2]	The fund's distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example VIRTUS LOW DURATION INCOME FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	300	541	802	1,546
Class C	Sold	253	556	985	2,180
Class I	Sold or Held	51	256	477	1,114

Expense Example, No Redemption VIRTUS LOW DURATION INCOME FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	300	541	802	1,546
Class C	Held	153	556	985	2,180
Class I	Sold or Held	51	256	477	1,114